United States
                      Securities and Exchange Commission
                           Washington, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2012

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one):  [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:               New England Investment & Retirement Group, Inc.
Address:            231 Sutton Street, Suites 2A/2B
                    North Andover, MA 01845


13F File Number:    28-14778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Dennis M. Galvin
Title:              Chief Operations Officer
Phone:              (978) 975-2559

Signature, Place, and Date of Signing:
/s/ Dennis M. Galvin    North Andover, MA    August 15, 2012


Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE

[ ]     13F COMBINATION REPORT



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     49

Form 13F Information Table Value Total:     127,536.66 (x1000)




List of Other Included Managers: NONE


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                                                    FORM 13F INFORMATION TABLE

                                                           VALUE    SHARES/  SH/ PUT/ INVSTMT          -------VOTING AUTHORITY------
--------NAME OF ISSUER-------- -TITLE OF CLASS- --CUSIP-- -X$1000- -PRN AMT- PRN CALL DISCRTN MANAGERS ---SOLE-- --SHARED- ---NONE--
ALTRIA GROUP INC	       COM		02209S103     1684     48741 SH	      SOLE		       0	 0     48741
AMAZON COM INC		       COM		023135106     1832	8022 SH	      SOLE		       0	 0 	8022
AMERICAN ELEC PWR INC	       COM		025537101     3134     78544 SH	      SOLE		       0         0     78544
AMERICAN INTL GROUP INC	       COM NEW		026874784     5199    162023 SH	      SOLE		       0	 0    162023
APPLE INC		       COM		037833100    10369     17755 SH	      SOLE		       0	 0     17755
BANK OF AMERICA CORPORATION    COM		060505104     4296    525148 SH	      SOLE		       0	 0    525148
CSX CORP		       COM	    	126408103      299     13368 SH	      SOLE		       0	 0     13368
CATERPILLAR INC DEL	       COM		149123101     1413     16639 SH	      SOLE		       0	 0     16639
CONCHO RES INC		       COM		20605P101     4259     50036 SH	      SOLE		       0	 0     50036
DELL INC		       COM		24702R101      796     63656 SH	      SOLE		       0	 0     63656
ENTERPRISE PRODS PARTNERS L    COM		293792107     1977     38584 SH	      SOLE		       0	 0     38584
EXXON MOBIL CORP	       COM		30231G102     5269     61571 SH	      SOLE		       0	 0     61571
FORD MTR CO DEL		       COM PAR $0.01	345370860      517     53960 SH	      SOLE		       0	 0     53960
FOSSIL INC		       COM		349882100     3328     43486 SH	      SOLE		       0	 0     43486
FREEPORT-MCMORAN COPPER & GO   COM		35671D857      225	6600 SH	      SOLE		       0	 0 	6600
GENERAC HLDGS INC	       COM		368736104      850     35323 SH	      SOLE		       0	 0     35323
GNC HLDGS INC		       COM CL A		36191G107     1187     30282 SH	      SOLE		       0	 0     30282
GOLAR LNG LTD BERMUDA	       SHS		G9456A100      239	6345 SH	      SOLE	               0	 0 	6345
GREEN BANKSHARES INC	       COM NEW		394361208	17     10000 SH	      SOLE		       0	 0     10000
GREEN MTN COFFEE ROASTERS IN   COM		393122106     1428     65565 SH	      SOLE		       0	 0     65565
HALLIBURTON CO		       COM		406216101      324     11425 SH	      SOLE		       0	 0     11425
HARLEY DAVIDSON INC	       COM		412822108      262	5724 SH	      SOLE		       0	 0 	5724
HOME DEPOT INC		       COM		437076102     1926     36341 SH	      SOLE		       0	 0     36341
INDIA GLOBALIZATION CAP INC    COM		45408X100	 5     22000 SH	      SOLE		       0	 0     22000
ISHARES INC		       MSCI BRAZIL	464286400     6130    118576 SH	      SOLE		       0	 0    118576
ISHARES INC	 	       MSCI STH AFRCA	464286780     7295    114165 SH	      SOLE		       0	 0    114165
ISHARES TR		       PHLX SOX SEMICND	464287523     1555     29713 SH	      SOLE	  	       0	 0     29713
ISHARES TR		       RUSL 2000 VALU	464287630     4950     70326 SH	      SOLE		       0	 0     70326
ISHARES TR		       DJ HOME CONSTN	464288752     2737    162832 SH	      SOLE		       0	 0    162832
ISHARES TR 		       DJ SEL DIV INX	464287168     8901    158410 SH	      SOLE		       0	 0    158410
JPMORGAN CHASE & CO	       ALERIAN ML ETN	46625H365    14723    379848 SH	      SOLE		       0	 0    379848
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER	494550106     2120     26976 SH	      SOLE		       0	 0     26976
LAS VEGAS SANDS CORP	       COM		517834107     1962     45111 SH	      SOLE		       0	 0     45111
LILLY ELI & CO		       COM		532457108     3610     84128 SH	      SOLE		       0	 0     84128
MARKET VECTORS ETF TR	       MTG REIT ETF	57060U324      414     15731 SH	      SOLE		       0	 0     15731
NATIONAL BK GREECE S A	       SPN ADR REP 1 SH 633643606      131     76600 SH	      SOLE	               0	 0     76600
P C CONNECTION		       COM		69318J100     1327    124959 SH	      SOLE		       0	 0    124959
PATRIOT COAL CORP	       COM		70336T104	98     80575 SH	      SOLE		       0	 0     80575
PHILIP MORRIS INTL INC	       COM		718172109     3973     45526 SH	      SOLE		       0	 0     45526
PIEDMONT OFFICE REALTY TR IN   COM CL A		720190206     1035     60136 SH	      SOLE		       0	 0     60136
POWERSHARES QQQ TRUST	       UNIT SER 1	73935A104     1831     28537 SH	      SOLE		       0	 0     28537
PROSHARES TR		       SHRT 20+YR TRE	74347X849      236	8045 SH	      SOLE		       0	 0 	8045
SPDR GOLD TRUST		       GOLD SHS		78463V107     9690     62441 SH	      SOLE		       0	 0     62441
SPDR SERIES TRUST	       S&P HOMEBUILD	78464A888      310     14535 SH	      SOLE		       0	 0     14535
SANDRIDGE PERMIAN TR	       COM UNIT BEN INT	80007A102      203     10000 SH	      SOLE		       0	 0     10000
3M CO			       COM		88579Y101      305	3402 SH	      SOLE		       0	 0 	3402
UNITIL CORP		       COM		913259107      405     15266 SH	      SOLE		       0	 0     15266
VERIZON COMMUNICATIONS INC     COM		92343V104     2230     50179 SH	      SOLE	               0	 0     50179
WESTPORT INNOVATIONS INC       COM NEW	        960908309      533     14500 SH	      SOLE		       0	 0     14500



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